Events after the reporting period	12 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Events after the reporting period

Note 28. Events after the reporting period

In July 2024, at the discretion of the Board under the Company’s Employee Incentive Plan (EIP), 40,000 share rights have fully vested and converted into Ordinary Shares.

In September 2024, various employees and consultants were issued an aggregate of 139,500 share rights (subject to vesting conditions) which may be converted into Ordinary Shares under the Company’s Employee Incentive Plan. All share rights granted will vest and become exercisable in three tranches between May 2025 and August 2027.

In September 2024, we announced a revenue share agreement with UFC Gym, LLC in relation to the intention of rolling out the Warrior Training Program and Hype across UFC Gym’s global network of gyms, consisting of both corporate owned locations and franchises (with over 150 locations in 40 countries, including 80 in the United States) (“UFC Group”). In the initial phase, these programs will be introduced in locations across the US, the Middle East, the UK, Germany, Mexico, India and Central Asia. The revenue from the Warrior Training Program is shared, with the UFC Group receiving 70% and the Company receiving 30%.

In September 2024, Conor McGregor was appointed as a global ambassador (“Ambassador Agreement”) and will provide services customarily associated with such roles for a company in the mixed martial arts and technology sector (“Services”). The term of the Ambassador Agreement shall be effective for three years and either party may terminate the agreement upon 10 days prior written notice if the other party breaches the agreement and does not cure such breach within such time period. In consideration for providing these Services under the Ambassador Agreement, and pursuant to the exemption from registration provided for in Regulation S promulgated under the Securities Act, Mr. McGregor received 700,000 performance share rights that will vest once the 30-day volume-weighted average price (VWAP) achieves the following trigger: 150,000 shares on execution of the Ambassador Agreement; 100,000 shares when the share price reaches $7.50; 150,000 shares when the share price reaches $10.00; 150,000 shares when the share price reaches $15.00 and 150,000 shares when the share price reaches $20.00. Aligned with the three (3) year term of the Ambassador Agreement, Mr. McGregor is restricted from selling shares within three (3) years of issuance unless specific conditions are met, such as the Company’s written consent, a sale or liquidation of the Company, or if the Company breaches the agreement.